Note 21 - Capital Management - Risk-based Capital Ratios (Details) - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Directly issued capital instruments	$ 239,629	$ 241,321
Contributed surplus	1,612	145
Retained earnings	109,335	90,644
Accumulated other comprehensive income	99	(4)
Regulatory capital	448,575	418,718
Total risk-weighted assets	$ 2,714,902	$ 2,013,544
CET1 capital ratio	16.52%	20.80%
Total assets	$ 3,265,998	$ 2,415,086
Transitional [member]
Statement Line Items [Line Items]
Regulatory capital	448,575
Total risk-weighted assets	$ 2,714,902
CET1 capital ratio	16.52%
Basel III [member]
Statement Line Items [Line Items]
Total assets	$ 3,265,998	2,415,086
Total on-balance sheet exposures	3,254,627	2,402,335
Off-balance sheet exposure at gross notional amount	443,124	342,710
Adjustments for conversion to credit equivalent amount	251,101	210,065
Off-balance sheet exposures	192,023	132,645
Total exposures	$ 3,446,650	$ 2,534,980
Leverage ratio	9.84%	12.60%
Basel III [member] | Transitional [member]
Statement Line Items [Line Items]
Total assets	$ 3,265,998
Total on-balance sheet exposures	3,254,627
Off-balance sheet exposure at gross notional amount	443,124
Adjustments for conversion to credit equivalent amount	251,101
Off-balance sheet exposures	192,023
Total exposures	$ 3,446,650
Leverage ratio	9.84%
Common equity tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 225,982	$ 227,674
Contributed surplus	1,612	145
Retained earnings	109,335	90,644
Accumulated other comprehensive income	99	(4)
Regulatory capital before adjustments	337,028	318,459
Adjustments to capital	(11,371)	(12,751)
Regulatory capital	$ 325,657	$ 305,708
CET1 capital ratio	12.00%	15.18%
Common equity tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 225,982
Contributed surplus	1,612
Retained earnings	109,335
Accumulated other comprehensive income	99
Regulatory capital before adjustments	337,028
Adjustments to capital	(11,371)
Regulatory capital	$ 325,657
CET1 capital ratio	12.00%
Capital Tier 1 [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647	$ 13,647
Regulatory capital	$ 339,304	$ 319,355
CET1 capital ratio	12.50%	15.86%
Capital Tier 1 [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 13,647
Regulatory capital	$ 339,304
CET1 capital ratio	12.50%
Tier 2 capital [member]
Statement Line Items [Line Items]
Directly issued capital instruments	$ 107,367	$ 97,910
Regulatory capital before adjustments	107,367	97,910
Adjustments to capital	1,904	1,453
Regulatory capital	109,271	$ 99,363
Tier 2 capital [member] | Transitional [member]
Statement Line Items [Line Items]
Directly issued capital instruments	107,367
Regulatory capital before adjustments	107,367
Adjustments to capital	1,904
Regulatory capital	$ 109,271